Subsequent Event	9 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event
39.	SUBSEQUENT EVENT
On February 1, 2025, President Trump issued three Executive Orders implementing tariff actions pursuant to the International Emergency Economic Powers Act against imported products of Canada (25% on all products except energy products at 10%), Mexico (25%) and China (10%), beginning March 4, 2025. On March 6, 2025 President Trump announced a delay for tariffs on United States-Mexico-Canada Agreement (“USMCA”) compliant goods for Canada and Mexico until April 2, 2025. President Trump also directed the U.S. Trade Representative to review the new USMCA trade agreement, and the United States has launched analyses of additional sectoral tariffs (e.g., steel, aluminum, semiconductors, copper, oil & gas, and pharmaceuticals). On March 12, 2025, President Trump by executive order imposed 25% ad valorem tariffs for steel articles, aluminum articles, and steel and aluminum derivatives (i.e., “downstream” articles), without exclusions, pursuant to Section 232 of the Trade Expansion Act of 1962. The Company is currently assessing the impact of these tariffs. Although the tariffs are expected to have a material impact, an estimate of the financial impact cannot be made at this time.